Segment information - Total revenue and asstes by geography (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Total revenue	$ 31,068,350	$ 17,775,029
Property and equipment [note 14]	3,712,937	2,529,570
Right-of-use assets [note 15]	5,765,993	3,701,000	$ 3,742,769
Intangible assets [note 16]	2,774,198	905,614
Goodwill [note 17]	2,660,607
Canada
Disclosure of geographical areas [line items]
Total revenue	7,395,312	5,828,186
Property and equipment [note 14]	3,685,974
Right-of-use assets [note 15]	5,765,993
Intangible assets [note 16]	2,774,198
Goodwill [note 17]	2,660,607
United States
Disclosure of geographical areas [line items]
Total revenue	7,535,411	1,463,510
Europe
Disclosure of geographical areas [line items]
Total revenue	2,576,884	265,711
Mexico
Disclosure of geographical areas [line items]
Total revenue	786,154	174,818
Asia
Disclosure of geographical areas [line items]
Total revenue	420,268
Israel
Disclosure of geographical areas [line items]
Total revenue	491	4,007
Saudi Arabia
Disclosure of geographical areas [line items]
Total revenue	7,019,954	9,523,353
China
Disclosure of geographical areas [line items]
Total revenue	134,664	296,031
South America
Disclosure of geographical areas [line items]
Total revenue	1,475,607	181,184
India
Disclosure of geographical areas [line items]
Total revenue	3,723,605
Property and equipment [note 14]	$ 26,963
Africa
Disclosure of geographical areas [line items]
Total revenue		$ 38,229